Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Receivables
Other receivables	$ 1,002,629	$ 1,415,263
Other receivables - ECL	(1,946)	(1,820)
Total	$ 1,000,683	$ 1,413,443